Leases (Table)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Summary of Right-of-use assets
(a)
Right-of-use
assets

	January 1, 2020	Addition	Reduction	December 31, 2020
Cost
Land	172,897	19,547	(20,503)	171,941
Buildings	91,920	6,020	(40,603)	57,337
Equipment and Machinery	2,934	29	(322)	2,641
Other	2,068	723	(596)	2,195

Total	269,819	26,319	(62,024)	234,114

Accumulated depreciation
Land	(6,595)	(7,344)	2,328	(11,611)
Buildings	(7,369)	(6,601)	3,131	(10,839)
Equipment and Machinery	(718)	(703)	255	(1,166)
Other	(401)	(426)	115	(712)

Total	(15,083)	(15,074)	5,829	(24,328)

Net book value
Land	166,302			160,330
Buildings	84,551			46,498
Equipment and Machinery	2,216			1,475
Other	1,667			1,483

Total	254,736			209,786

	January 1, 2019	Addition	Reduction	December 31, 2019
Cost
Land	153,178	20,471	(752)	172,897
Buildings	83,552	8,368	—	91,920
Equipment and Machinery	2,295	639	—	2,934
Other	1,617	451	—	2,068

Total	240,642	29,929	(752)	269,819

Accumulated depreciation
Land	—	(6,696)	101	(6,595)
Buildings	—	(7,369)	—	(7,369)
Equipment and Machinery	—	(718)	—	(718)
Other	—	(401)	—	(401)

Total	—	(15,184)	101	(15,083)

Net book value
Land	153,178			166,302
Buildings	83,552			84,551
Equipment and Machinery	2,295			2,216
Other	1,617			1,667

Total	240,642			254,736

Summary Of Lease Liabilities	(b) Lease liabilities

	December 31, 2020	December 31, 2019
	RMB	RMB
Lease liabilities	129,223	171,536
Less: Lease liabilities due within one year	(6,579)	(7,393)

	122,644	164,143

Summary of the undiscounted cash flow of the lease liability
Analysis of the undiscounted cash flow of the lease
liability is as follows：

	December31, 2020	December31, 2019
	RMB	RMB
Within 1 year	11,824	14,304
Between 1 and 2 years	10,236	13,569
Between 2 and 5 years	29,862	37,531
Over 5 years	153,967	210,750

	205,889	276,154